Approval of Issuance of the Consolidated Financial Statements(Details)	12 Months Ended
Dec. 31, 2020
Approval of Issuance of the Consolidated Financial Statements [Abstract]
Date Of Authorisation For Issue Of Financial Statements	Apr. 27, 2021